CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (USD $) In Millions, except Share data, unless otherwise specified	Total USD ($)	Share Capital	Additional paid-in capital USD ($)	Contributed surplus USD ($)	Accumulated other comprehensive income USD ($)	Retained Earnings USD ($)	Non-controlling Interest USD ($)
Beginning Balance at Dec. 31, 2010	$ 5,937		$ 1,217	$ 1,956	$ 323	$ 1,016	$ 539
Beginning Balance, shares at Dec. 31, 2010		886,000,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Sale of treasury shares	21		20
Sale of treasury shares, shares		1,000,000
Purchase of treasury shares	(130)		(120)				(5)
Purchase of treasury shares, shares		(5,000,000)
Share-based compensation	10		10
Establishment of non-controlling interest in North Atlantic Drilling Ltd	425		307				118
Costs related to capital increase in subsidiary	(7)		(7)
Dividend payments	(1,440)					(1,423)	(17)
Dividend to Non-controlling interests in VIEs	(23)						(23)
Other comprehensive income	1,073
Shares purchased from non controlling interests	(72)		(4)				(68)
Deconsolidation of subsidiaries	(330)						(330)
Induced conversion of convertible bonds	727		674
Induced conversion of convertible bonds, shares		53,000,000
Other comprehensive income	(298)				(328)		30
Net income	1,482					1,401	81
Ending Balance at Dec. 31, 2011	6,302		2,097	1,956	(5)	994	325
Ending Balance, Shares at Dec. 31, 2011	467,772,174	935,000,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Sale of treasury shares	15		12
Sale of treasury shares, shares		3,000,000
Share-based compensation	8		8
Establishment of non-controlling interest in North Atlantic Drilling Ltd	203		134				69
Costs related to capital increase in subsidiary	(3)		(3)
Dividend payments	(2,069)					(2,019)	(50)
Other comprehensive income	1,307
Induced conversion of convertible bonds, shares	0
Private placement in North Atlantic Drilling Ltd	150		84				66
Other comprehensive income	213				199		14
Net income	1,205					1,108	97
Ending Balance at Dec. 31, 2012	6,024		2,332	1,956	194	83	521
Ending Balance, Shares at Dec. 31, 2012	469,178,074	938,000,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Sale of treasury shares	6		6
Purchase of treasury shares	(39)		(39)
Establishment of non-controlling interest in North Atlantic Drilling Ltd	297						297
Dividend payments	(1,356)					(1,287)	(69)
Dividend to Non-controlling interests in VIEs	(223)						(223)
Other comprehensive income	2,987
Shares purchased from non controlling interests			209				(209)
Induced conversion of convertible bonds, shares	0
Other comprehensive income	335				334		1
Share-based compensation	7		7
Issuance of common units by Seadrill Partners LLC to public	365		228				137
Issuances of common units by Seadrill Partners LLC and impact on non-controlling interest			(102)				102
Net income	2,786					2,653	133
Ending Balance at Dec. 31, 2013	8,202		2,641	1,956	528	1,449	690
Ending Balance, Shares at Dec. 31, 2013	468,978,492	938,000,000
Beginning Balance at Nov. 30, 2013
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuances of common units by Seadrill Partners LLC and impact on non-controlling interest							83
Ending Balance at Dec. 31, 2013				$ 1,956			$ 690
Ending Balance, Shares at Dec. 31, 2013		938,000,000